UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: April 30, 2016

Item 1.	Reports to Stockholders.

The Advisors' Inner Circle Fund

The McKee International Equity Portfolio

Semi-Annual Report

April 30, 2016

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2016 (Unaudited)

The Portfolio files its complete schedule of investments of Portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio’s Form N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-625-3346; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2016 (Unaudited)

Dear Shareholders:

Economic and Market Perspective

The six month period ending April 30, 2016 saw dramatic swings in returns in international markets as measured by the MSCI EAFE Index (Net). A -7.2% fall in January 2016 was followed shortly thereafter by a 6.5% rise in March 2016. The collapse in January was accompanied by a sharp fall in commodity prices, most notably crude oil. The rise in equities after the February 11th bottom mirrored a positive return to many commodity markets. Commodity prices including oil, iron ore, and gold have become important influences on equity markets lately. Conventional wisdom maintains that better prices for commodities signal stronger demand from China. This in turn could mean that the Chinese economy is healthier and growing faster than expected. More growth from Asia’s biggest economy points to faster growth from exporters in the U.S., Japan and Europe. Sluggish performance from domestic economies directly effects corporate earnings. Continuation of the cyclical growth cycle and low interest rates offsets lower earnings which very often means gains in equities.

Markets are focusing on the other side of the equation, which is sub-par global growth. Indeed, U.S., European and Chinese first-quarter GDP growth rates were sluggish, at 0.5%, 0.6% and 1.1%, respectively. These rates are disappointing but do not require a significant change in monetary policy from any of the world’s key central banks. Importantly, the European Central Bank (ECB) and the Bank of Japan (BOJ) have recently indicated that they intend to reinforce their accommodative monetary policies. Negative interest rates and quantitative easing have not accelerated economic growth in Europe, China, the U.S., or Japan as of early 2016.

Recent economic indications show that the world is on a sub 3% growth path. Markets are reflecting this uncertainty, with volatile returns in both directions. We believe we have entered a world whereby monetary policy strategy is dependent on the latest data point and the markets are overly beholden to global monetary liquidity creation. In this environment, with a short-term focus and varying data points, we expect returns will be sub-par. The U.S., China, Europe, and Japan are pursuing loose monetary policies. Globally the outlook remains supportive for equities given the severe overvaluation in all AAA Government bonds.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2016 (Unaudited)

Performance

For the six months ending April 30, 2016, the Fund’s net return of -1.67% was 1.40% better than the -3.07% return for the benchmark EAFE Index. Overall, the Consumer Discretionary and Materials sectors aided relative performance, primarily from a selection perspective. The Consumer Staples and Financial sectors modestly weakened relative performance. On a country basis, holdings in the UK, Japan and Australia helped performance while holdings in Germany and Switzerland fell in price.

Portfolio Structure

On April 30, 2016, the Fund was invested in 14 markets. The Fund is overweight in Japan and moderately underweight in the Eurozone, Australia and the United Kingdom. Emerging markets, which are not included in the EAFE Index, accounted for 2.9% of the Fund. The Fund is overweight in Industrials, Information Technology, Energy and Consumer Discretionary. Consumer Staples, Healthcare and Utilities are underweighted. On April 30, 2016, the Fund was invested in 49 companies via direct holdings and ADRs.

Outlook

The delay in short term interest rate hikes in the United States has accelerated relative currency strengthening in both the euro and yen in 2016. At the present time, the market is tentatively pricing in only one potential rise in short-term interest rates in the U.S. this year. Given that there is almost no chance of rate increases in major foreign markets, the strengthening of the yen and euro so far in 2016 seems premature. It is expected that these currencies will reverse their upward momentum during the course of the year.

In the UK, all eyes will be on the referendum to remain in the European Union occurring on June 23. If British citizens vote to leave the EU we expect a further weakening of the pound and market volatility. Under this scenario, it is likely that the Bank of England will alter its monetary policy by reducing rates to provide liquidity to the market and to cushion downside volatility. Should Britain vote to stay, we expect a positive market reaction and normalization of monetary policy.

Asia will be watching for signs that China regains its growth momentum. The Chinese economy maintaining 6% plus GDP growth should be a positive signal for Asian equities, especially natural resource producer Australia. This would also benefit the Canadian and Australian dollars relative to the U.S.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2016 (Unaudited)

In summary, volatility is expected to remain high as global economic and political events play out during the course of 2016. Monetary and fiscal policies remain supportive of equities. In this context we will monitor the Portfolio closely and continue to look for undervalued opportunities globally.

Yours truly,

Eugene M. Natali

C.S. McKee Chief Executive Officer

This material represents the manager’s assessment of the Portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost, and current performance may be higher or lower than the performance quoted. For performance data current to the most recent month end, please call 1.866.625.3346.

Mutual fund investing involves risk, including possible loss of principal. There can be no assurance that the Portfolio will achieve its stated objectives. In addition to the normal risks associated with investing, International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations. This Portfolio is non-diversified. Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities. Current and future holdings are subject to risk.

Definition of the Comparative Index

MSCI EAFE Index (Net) is an unmanaged index comprised of over 1,100 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2016 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.0%
	Shares	Value
AUSTRALIA — 6.3%
Australia & New Zealand Banking Group	155,000	$2,870,852
CSL	45,000	3,612,061
Newcrest Mining*	300,000	4,343,081

		10,825,994

FRANCE — 10.9%
Airbus Group	42,000	2,626,984
AXA	185,000	4,664,729
BNP Paribas	33,000	1,747,704
Capgemini	47,000	4,388,856
Faurecia	82,000	3,387,630
Technip (A)	32,000	1,873,233

		18,689,136

GERMANY — 7.4%
Allianz	27,000	4,584,526
Bayer	33,000	3,807,983
Bayerische Motoren Werke	46,000	4,241,210

		12,633,719

HONG KONG — 2.9%
China Eastern Airlines, Cl H*	6,000,000	3,295,003
New World Development	1,680,000	1,676,275

		4,971,278

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
ISRAEL — 1.0%
Teva Pharmaceutical Industries ADR	30,000	$1,633,500

ITALY — 3.6%
Intesa Sanpaolo	1,100,000	3,048,906
Tenaris	230,000	3,103,196

		6,152,102

JAPAN — 24.5%
Astellas Pharma	292,000	4,040,922
Daiwa House Industry	135,000	3,699,520
Denso	80,000	3,132,248
East Japan Railway	58,000	5,268,256
KDDI	150,000	4,400,067
Komatsu	215,000	3,778,409
Kubota	330,000	5,018,485
Kuraray	260,000	3,376,696
Mitsubishi UFJ Financial Group	750,000	3,580,680
Seven & I Holdings	135,000	5,671,382

		41,966,665

NORWAY — 1.2%
Statoil ADR	120,000	2,110,800

SINGAPORE — 2.1%
DBS Group Holdings	310,000	3,524,274

SPAIN — 4.6%
Banco Santander	500,000	2,531,784
Inditex (A)	82,500	2,649,052
Red Electrica	31,000	2,768,377

		7,949,213

SWEDEN — 4.2%
Nordea Bank	390,000	3,789,428
Volvo, Cl B	290,000	3,397,965

		7,187,393

SWITZERLAND — 7.6%
ABB	170,000	3,596,870
LafargeHolcim	57,750	2,926,362
Novartis	40,500	3,092,958
Zurich Insurance Group	15,000	3,359,937

		12,976,127

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — 2.9%
Hon Hai Precision Industry	764,400	$1,827,279
Taiwan Semiconductor Manufacturing ADR	135,000	3,184,650

		5,011,929

UNITED KINGDOM — 15.8%
Diageo	70,000	1,892,945
Glencore Xstrata	550,000	1,312,478
Home Retail Group	1,400,000	3,498,769
Kennedy Wilson Europe Real Estate	140,000	2,233,388
Royal Dutch Shell, Cl B	97,987	2,563,647
SABMiller	90,000	5,517,550
Standard Chartered	130,000	1,051,403
Vodafone Group ADR	125,000	4,092,500
WPP	205,000	4,792,863

		26,955,543

TOTAL COMMON STOCK (Cost $116,554,752)		162,587,673

SHORT-TERM INVESTMENTS (B) — 6.8%
Dreyfus Cash Management, Cl Institutional, 0.300%	6,830,870	6,830,870
DWS Money Market Portfolio, 0.355% (C)	4,749,297	4,749,297

TOTAL SHORT-TERM INVESTMENTS (Cost $11,580,167)		11,580,167

TOTAL INVESTMENTS — 101.8% (Cost $128,134,919)		$174,167,840

Percentages are based on Net Assets of $171,116,365.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at April 30, 2016. The total value of securities on loan at April 30, 2016, was $4,522,285.

(B)	Rate shown is the 7-day effective yield as of April 30, 2016.

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of April 30, 2016, was $4,749,297.

ADR—American Depositary Receipt

Cl—Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2016 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value † (Cost $128,134,919)	$174,167,840
Foreign Currency, at Value (Cost $1,168,220)	1,234,404
Dividend Receivable	420,287
Reclaim Receivable	207,928
Receivable for Capital Shares Sold	90
Prepaid Expenses	13,923

Total Assets	176,044,472

Liabilities:
Collateral Held for Securities on Loan	4,749,297
Payable due to Investment Adviser	96,567
Payable due to Administrator	16,554
Shareholders Servicing Fee Payable	8,971
Payable due to Trustees	4,400
Chief Compliance Officer Fees Payable	1,695
Other Accrued Expenses and Other Payables	50,623

Total Liabilities	4,928,107

Net Assets	$171,116,365

NET ASSETS CONSIST OF:
Paid-in Capital	$125,403,604
Undistributed Net Investment Income	601,606
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions .	(921,082)
Net Unrealized Appreciation on Investments	46,032,921
Net Unrealized Depreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(684)

Net Assets	$171,116,365

Institutional Class Shares:
Outstanding Shares of beneficial interest (unlimited authorization—no parvalue)	14,692,834
Net Asset Value, Offering and Redemption Price Per Share	$11.65

†	Includes market value of securities on loan of $4,522,285.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
FOR THE SIX MONTHS ENDED
APRIL 30, 2016 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$1,959,831
Income received from securities lending	6,447
Less: Foreign Taxes Withheld	(157,637)

Total Investment Income	1,808,641

Expenses:
Investment Advisory Fees	576,274
Administration Fees	98,790
Shareholder Serving Fees	22,760
Trustees’ Fees	7,005
Chief Compliance Officer Fees	2,898
Transfer Agent Fees	36,306
Custodian Fees	22,096
Legal Fees	14,291
Audit Fees	11,674
Printing Fees	10,241
Registration and Filing Fees	9,946
Other Expenses	11,695

Total Expenses	823,976

Less:
Fees Paid Indirectly — Note 4	(33)

Net Expenses	823,943

Net Investment Income	984,698

Net Realized Loss on:
Investments	(873,831)
Foreign Currency Transactions	(47,176)

Net Realized Loss	(921,007)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(3,152,121)
Foreign Currency Transactions	99,352

Net Change in Unrealized Depreciation	(3,052,769)

Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions	(3,973,776)

Net Decrease in Net Assets Resulting from Operations	$(2,989,078)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Operations:
Net Investment Income	$984,698	$3,045,494
Net Realized Gain (Loss) on Investments and Foreign
Currency Transactions	(921,007)	547,853
Net Change in Unrealized Depreciation on Investments, and Foreign Currency Transactions	(3,052,769)	(8,434,751)

Net Decrease in Net Assets Resulting From Operations	(2,989,078)	(4,841,404)

Dividends:
Dividends from Net Investment Income	(3,096,566)	(7,034,914)
Distributions from Net Capital Gains	(636,467)	(2,090,641)

Total Dividends and Distributions	(3,733,033)	(9,125,555)

Capital Share Transactions:
Issued	2,449,435	3,372,700
Reinvestment of Distributions	3,655,672	8,896,249
Redeemed	(1,351,654)	(12,241,961)

Net Increase in Net Assets From Capital Share Transactions	4,753,453	26,988

Total Decrease in Net Assets	(1,968,658)	(13,939,971)

Net Assets:
Beginning of Year/Period	173,085,023	187,024,994

End of Year/Period (including Undistributed Net Investment Income of $601,606 and $2,713,474, respectively)	$171,116,365	$173,085,023

Shares Transactions:
Issued	206,600	265,002
Reinvestment of Distributions	313,117	722,792
Redeemed	(122,679)	(964,217)

Net Increase in Shares Outstanding From Share Transactions	397,038	23,577

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding Throughout Each Year/Period

	Six Months Ended April 30, 2016 (Unaudited)	Years Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Year/Period	$12.11	$13.10	$13.43	$11.18	$10.84	$11.99

Income (Loss) from Investment Operations:
Net Investment Income*	0.07	0.21	0.40	0.22	0.23	0.34
Net Realized and Unrealized Gain (Loss)	(0.28)	(0.56)	(0.52)	2.23	0.48	(1.31)

Total from Investment Operations	(0.21)	(0.35)	(0.12)	2.45	0.71	(0.97)

Redemption Fees	—	—	— **	— **	— **	— **

Dividends and Distributions:
Net Investment Income	(0.21)	(0.49)	(0.21)	(0.20)	(0.37)	(0.18)
Capital Gains	(0.04)	(0.15)	–	–	–	–

Total Dividends and Distributions	(0.25)	(0.64)	(0.21)	(0.20)	(0.37)	(0.18)

Net Asset Value, End of Year/Period	$11.65	$12.11	$13.10	$13.43	$11.18	$10.84

Total Return†	(1.67)%	(2.77)%	(0.93)%	22.20%	7.04%	(8.22)%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$171,116	$173,085	$187,025	$241,662	$217,407	$218,043
Ratio of Expenses to Average Net Assets(1)	1.00%††	0.99%	0.97%	0.98%	1.00%	0.97%
Ratio of Net Investment Income to Average Net Assets	1.20%††	1.67%	2.96%	1.80%	2.13%	2.88%
Portfolio Turnover Rate	4%	8%	13%	11%	11%	10%

*	Per share calculations were performed using average shares for the period.

**	Amount represents less than $0.01 per share.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.

††	Annualized

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2016 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 portfolios. The financial statements herein are those of the McKee International Equity Portfolio (the “Portfolio”). The investment objective of the Portfolio is long-term total return. The Portfolio is non-diversified and invests primarily (at least 80% of its net assets) in equity securities of companies located in at least three countries other than the U.S. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Portfolio.

Use of Estimates — The Portfolio is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Portfolio follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2016 (Unaudited)

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Portfolio’s Board of Trustees (the “Board”). The Portfolio’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options and at the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with Fair Value Procedures established by the Board.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Committee meeting be called. In addition, the Portfolio’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2016 (Unaudited)

established by the administrator, the administrator notifies the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Portfolio uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio value its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Portfolio owns securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by Markit using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Portfolio discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2016 (Unaudited)

•

Level 2 – Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The list of inputs used to value the Portfolio’s net assets as of April 30, 2016 is as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$10,825,994	$—	$—	$10,825,994
France	18,689,136	—	—	18,689,136
Germany	12,633,719	—	—	12,633,719
Hong Kong	4,971,278	—	—	4,971,278
Israel	1,633,500	—	—	1,633,500
Italy	6,152,102	—	—	6,152,102
Japan	—	41,966,665	—	41,966,665
Norway	2,110,800	—	—	2,110,800
Singapore	3,524,274	—	—	3,524,274
Spain	7,949,213	—	—	7,949,213
Sweden	7,187,393	—	—	7,187,393
Switzerland	12,976,127	—	—	12,976,127
Taiwan	5,011,929	—	—	5,011,929
United Kingdom	26,955,543	—	—	26,955,543

Total Common Stock	120,621,008	41,966,665	—	162,587,673

Short-Term Investments	11,580,167	—	—	11,580,167

Total Investments in Securities	$132,201,175	$41,966,665	$—	$174,167,840

Amounts designated as “—” are $0.

Changes in the classifications between Levels 1 and 2 occur when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2016 (Unaudited)

Transfers, if any, between levels are considered to have occurred as of the end of the period.

As of April 30, 2016, securities with a total value of $41,966,665, were classified as Level 2 due to the application of the fair value provided by MarkIt. There were no other significant transfers between Level 1 and 2 assets for the period ended April 30, 2016. During the period ended April 30, 2016, there were no Level 3 securities.

For the period ended April 30, 2016, there have been no significant changes to the Portfolio’s fair valuation methodology.

Federal Income Taxes — It is the Portfolio’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2016, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year the Portfolio did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2016 (Unaudited)

foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains/(loss) during the period are presented on the Statements of Operations.

Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default.

Expenses — Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a particular portfolio are apportioned among the portfolio of the Trust based on the number of portfolios and/or relative net assets.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2016 (Unaudited)

Dividends and Distributions to Shareholders — The Portfolio distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Portfolio retains redemption fees of 1.00% on redemptions of capital shares held for less than 180 days. For the six months ended April 30, 2016 and year ended October 31, 2015 there were no redemption fees retained by the Portfolio.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Portfolio. For the six month period ended April 30, 2016, the Portfolio was charged $98,790, for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Portfolio that are serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio’s transfer agent would not exceed the amount that would have been charged had the accounts

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2016 (Unaudited)

serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the C.S. McKee, L.P. (the “Adviser”). These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

During the six months ended April 30, 2016, the Portfolio earned cash management credits of $33 which were used to offset transfer agent expenses. This amount is labeled “Fees Paid Indirectly” on the Statement of Operations.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of the Portfolio’s average daily net assets.

6.	Investment Transactions:

For the six months ended April 30, 2016, the Portfolio made purchases of $7,225,931 and sales of $7,045,068 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long term U.S. Government securities.

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing book and tax treatments for foreign currency transactions.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. Permanent differences are

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2016 (Unaudited)

primarily attributable to foreign currency gain (loss) which has been classified to/from the following accounts:

The tax character of dividends and distributions paid during the last two fiscal years was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2015	$7,034,914	$2,090,641	$9,125,555
2014	3,856,574	—	3,856,574

As of October 31, 2015, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$3,305,075
Undistributed Long-Term Capital Gains	215,484
Unrealized Appreciation	48,914,313

Total Distributable Losses	$52,434,872

For Federal income tax purposes, capital loss carryforwards represent net realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future net capital gains. As of October 31, 2015, the Portfolio has fully utilized capital loss carryforwards.

Under the Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Portfolio at April 30, 2016, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$128,134,919	$55,890,029	$(9,857,108)	$46,032,921

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2016 (Unaudited)

8.	Concentration of Risks:

The Portfolio invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

9.	Other:

At April 30, 2016, 51% of total shares outstanding were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10.	Loans of Portfolio Securities:

The Portfolio may lend portfolio securities having a market value up to one-third of the Portfolio’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It is the Portfolio’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. The securities lending agent and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Portfolio. The Portfolio records securities lending income net of such allocations. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of the securities loans were to increase and the borrower did

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2016 (Unaudited)

not increase the collateral accordingly, and the borrower fails to return the securities. The Portfolio could also experience delays and costs in gaining access to the collateral. The Portfolio bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of April 30, 2016, the value of the securities on loan was $4,522,285.

The following is a summary of securities lending agreements held by the Portfolio which would be subject to offset as of April 30, 2016:

Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
$4,522,285	$4,522,285	$—

(1)

Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See the Portfolio’s Schedule of Investments for the total collateral received.

11.	Subsequent Events:

The Portfolio has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2016 (Unaudited)

DISCLOSURE OF PORTFOLIO EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2015 to April 30, 2016.

The table on the next page illustrates your Portfolio’s costs in two ways:

•  Actual Portfolio Return. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the “Ending Account Value” number is derived from deducting that expense cost from the Portfolio’s gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Portfolio under “Expenses Paid During Period.”

•  Hypothetical 5% Return. This section helps you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio’s comparative cost by comparing the hypothetical result for your Portfolio in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2016 (Unaudited)

DISCLOSURE OF PORTFOLIO EXPENSES — concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Portfolio’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/15	Ending Account Value 04/30/16	Annualized Expense Ratios	Expenses Paid During Period*
McKee International Equity Portfolio — Institutional Class Shares
Actual Portfolio Return	$1,000.00	$983.30	1.00%	$4.94
Hypothetical 5% Return	1,000.00	1,019.88	1.00	5.03

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

The McKee International Equity Portfolio

P.O. Box 219009

Kansas City, MO 64121

866-625-3346

Adviser:

C.S. McKee, L.P.

One Gateway Center

Pittsburgh, PA 15222

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Portfolio described.

CSM-SA-001-1500

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 7, 2016